NET LOSS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
NET LOSS PER SHARE

NOTE 16. NET LOSS PER SHARE

The details of our net loss attributable to common stockholders, basic and diluted EPS are set forth below:

	Three months ended March 31,
	2026	2025
Numerator:
Net loss	$(459,898)	$(16,611,425)
Deemed dividend in connection with extinguishment of preferred stock through issuance of warrants	(474,058)	—
Reclassification of convertible preferred stock from mezzanine equity to liability	—	10,398,050
Deemed dividend in connection with modification of pre-funded warrants	—	(3,076,380)
Net loss attributable to common stockholders	$(933,956)	$(9,289,755)
Denominator:
Weighted-average shares outstanding — basic and diluted	118,226,181	6,628,195
Net loss per share — basic and diluted	$(0.01)	$(1.40)

For additional information regarding the adjustments to arrive at net loss attributable to common stockholders, see Notes 11 and 12.

Pre-funded warrants are included in basic and diluted weighted-average shares outstanding as they are exercisable for nominal consideration and are considered outstanding common stock equivalents. Contingently issuable shares are included in basic and diluted EPS only when all specified contingencies other than time have been satisfied. Shares issuable in connection with the SEPA are excluded from basic EPS because issuances are contingent on meeting price thresholds, volume limitations, and regulatory caps. As those contingencies were not satisfied as of March 31, 2026, no shares issuable under the SEPA were included in the denominator of basic EPS for the three months ended March 31, 2026.

Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue Common Stock were exercised, vested, or converted into Common Stock, and is computed by dividing net income (loss) available to common stockholders by the weighted-average number of shares of Common Stock outstanding during the period, adjusted for the effect of potentially dilutive shares of Common Stock using the treasury stock or if-converted methods, as applicable. Diluted EPS for the three months ended March 31, 2026 and 2025 excludes potentially dilutive securities from the computation because the effect of their inclusion would have been anti-dilutive or would have decreased the reported loss per share.

Basic and diluted EPS presented for the three months ended March 31, 2026 includes 10,181,125 shares of Common Stock that the Company was required to issue but had not yet issued as of March 31, 2026.

The following securities were outstanding during the period but were not included in the computation of diluted EPS because their effect would have been anti-dilutive:

	Three months ended March 31,
	2026	2025
December 2025 YA Warrants	30,060,123	—
February 2026 Offering Common Warrants	32,792,859	—
February 2026 Offering Placement Agent Warrants	437,239	—
2025 Offering Placement Agent Warrants	673,617	—
2025 Offering Common Stock Warrants	377,460	—
Junior Note Warrants	172,209	172,209
Public Warrants	83,722	83,722
June 2023 Senior Note Warrants	67,177	67,177
August 2024 Warrants Issued with Junior Notes	3,987	3,987
If-converted Common Stock from convertible notes	23,300,646	—
Stock options outstanding	49,781	37,463
Orbit Settlement Shares	10,020,040	—
If-converted Common Stock from Series A Preferred Stock(1)	13,467	23,937
Unvested restricted stock units	—	651
Total	98,052,327	389,146

(1)
Assumed that all shares of Series A Preferred Stock were converted into Common Stock at a conversion rate equal to $0.05 divided by $5.00, representing the maximum number of shares issuable to holders of Series A Preferred Stock.

NOTE 15. NET LOSS PER SHARE

During the year ended December 31, 2025, net loss available to common stockholders included an adjustment for (i) a deemed dividend of $3,076,380 related to the modification of pre-funded warrants and (ii) non-cash interest expense of $10,398,050 related to the subsequent remeasurement of the preferred stock liability after issuance through March 31, 2025 in connection with the reclassification of the preferred stock from mezzanine equity to a current liability on January 31, 2025. For additional information, see Notes 11 and 10, respectively.

Pre-funded warrants are included in basic and diluted weighted-average shares outstanding as they are exercisable for nominal consideration and are considered outstanding common stock equivalents. Contingently issuable shares are included in basic and diluted EPS only when all specified contingencies other than time have been satisfied. Shares issuable in connection with the SEPA are excluded from basic EPS because issuances are contingent on meeting price thresholds, volume limitations, and regulatory caps. As those contingencies were not satisfied as of December 31, 2025, no shares issuable under the SEPA were included in the denominator of basic EPS for the year ended December 31, 2025.

Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue Common Stock were exercised, vested, or converted into Common Stock, and is computed by dividing net income (loss) available to common stockholders by the weighted-average number of shares of Common Stock outstanding during the period, adjusted for the effect of potentially dilutive shares of Common Stock using the treasury stock or if-converted methods, as applicable. Diluted EPS for the years ended December 31, 2025 and 2024 excluded the effect of potentially dilutive shares of Common Stock because the effect of their inclusion would be anti-dilutive or would decrease the reported loss per share.

Basic and diluted EPS presented for the year ended December 31, 2025 includes 85,807 shares of Common Stock that the Company was required to issue but had not yet issued as of December 31, 2025.

The following securities were outstanding during the period but were not included in the computation of diluted EPS because their effect would have been anti-dilutive:

	Year ended December 31,
	2025	2024
December 2025 YA Warrants	30,060,123	—
2025 Offering Placement Agent Warrants	673,617	—
If-converted Common Stock from convertible notes	412,705	3,338,133
2025 Offering Common Stock Warrants	377,460	—
Junior Note Warrants	172,209	172,208
If-converted Common Stock from Series A Preferred Stock(1)	21,933	23,937
Public Warrants	83,722	83,722
June 2023 Senior Note Warrants	67,177	67,177
Stock options outstanding	50,968	43,774
August 2024 Warrants Issued with Junior Notes	3,987	3,987
Unvested restricted stock units	—	915
Total	31,923,901	3,733,853

(1)
Assumed that all shares of Series A Preferred Stock were converted into Common Stock at a conversion rate equal to $0.05 divided by $5.00, representing the maximum number of shares issuable to holders of Series A Preferred Stock.